6. RISKS (Details 5) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade receivables		$ 247	$ 508
Trade and other payables	[1]	132	544
Borrowings		2,211	2,638
Less than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade receivables		244	495
Trade and other payables	[1]
Borrowings		82	95
Three months to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade receivables		3	5
Trade and other payables	[1]	116	454
Borrowings		228	188
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade receivables			8
Trade and other payables	[1]	7	11
Borrowings		111	288
Two to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade receivables
Trade and other payables	[1]	3	70
Borrowings		645	834
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade receivables
Trade and other payables	[1]	6	9
Borrowings		$ 1,145	$ 1,233

[1]	Includes Lease Liabilities (see Note 18.1.2)